Stock Options (Tables)	12 Months Ended
Dec. 31, 2023
Stock Options
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the years ended December 31, 2023, 2022 and 2021 is presented below:

	Number of options	Weighted average exercise price (CAD)
Outstanding, January 1, 2021	2,380,000	$0.70
Granted	90,000	2.00
Exercised	(782,000)	0.69
Expired	(30,000)	1.14
Cancelled	(130,000)	0.97
Outstanding, December 31, 2021	1,528,000	$0.79
Granted	1,442,000	1.86
Exercised	(669,000)	1.33
Expired	(1,000)	0.50
Outstanding, December 31, 2022	2,300,000	$1.27
Exercised	(440,000)	1.65
Expired	(240,000)	0.79
Outstanding, December 31, 2023	1,620,000	$1.24
Exercisable, December 31, 2023	1,620,000	$1.24

Schedule of Stock Options Outstanding and Exercisable

At December 31, 2023 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
660,000	0.75 CAD	September 19, 2024	660,000
128,000	0.40 CAD	July 31, 2025	128,000
512,000	1.50 CAD	July 26, 2025	512,000
50,000	1.90 CAD	June 6, 2026	50,000
150,000	2.20 CAD	October 27, 2025	150,000
70,000	2.20 CAD	December 9, 2024	70,000
50,000	2.20 CAD	December 9, 2025	50,000
1,620,000			1,620,000

Schedule of Share-Based Payment Award Stock Options Valuation Assumptions

	2022	2021
Risk-free interest rate	0.29 – 3.76%	0.33 – 0.79%
Expected life (years)	2 – 5	3 – 5
Expected volatility	125 – 234%	245 – 257%
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Weighted average fair value per share	$0.28	$0.24